UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                                     Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
                                          Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:   (414) 765-5348

Date of fiscal year end:   August 31

Date of reporting period:   June 30, 2007

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

Name of Fund:(1)	Villere Balanced Fund
Period:	July 1, 2006 - June 30, 2007

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

American Vanguard Corp.	6/7/07	030371 10 8	AVD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Ratification of Auditors	Issuer

For	For	3. Transaction of such other business as may properly come before the annual meeting or any adjournement or postponement thereof.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cabela's Inc.	5/15/07	126804 30 1	CAB

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

For	For	2. Approval of amendments to the company's 2004 stock plan to, among other things, increase the number of shares authorized for issuance thereunder.	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

The Cheesecake Factory	5/22/07	163072 10 1	CAKE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Quest Diagnostics, Inc.	5/8/07	74834L 10 0	DGX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Delta Petroleum Corp.	10/17/06	247907 20 7	DPTR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Delta Petroleum Corp. (Special Meeting)	1/29/07	247907 20 7	DPTR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1. To approve the company's 2007 performance and equity incentive plan.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Delta Petroleum Corp.	5/30/07	247907 20 7	DPTR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

NIC Inc.	5/1/07	62914B 10 0	EGOV

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Epiq Systems	6/6/07	26882D 10 9	EPIQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Advanced Medical Optics	5/22/07	00763M 10 8	EYE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

First State Bancorporation	6/1/07	336453 10 5	FSNM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

H&R Block, Inc.	9/7/06	093671 10 5	HRB

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4

For	For	2. Approval of an amendments to the 1999 Stock Option Plan for seasonal employees to extend the plan for three years, such that it will terminate, unless further extended, on December 31, 2009.	Issuer

For	For	3. Approval of the material terms of performance goals for performance shares issued pursuant to the 2003 long-term executive compensation plan.	Issuer

For	For	4. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Input/Output, Inc.	5/21/07	457652 10 5	IO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3

For	For
2. Approval of certain amendments to the Input/Output, Inc. 2004 long-term incentive plan, with the principal amendments being the proposed increase of the total number of shares of Input/Output's common stock available for issuance under the plan from 4,300,000 to 6,700,000 shares.
Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Luminex Corporation	5/24/07	55027E 10 2	LMNX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

O'Reilly Automotive, Inc.	5/8/07	686091 10 9	ORLY

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3

For	For	2. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Pool Corporation	5/8/07	73278L 10 5	POOL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3
For	For	Director 4
For	For	Director 5
For	For	Director 6
For	For	Director 7
For	For	Director 8

For	For	2. Approval of the company's 2007 long-term incentive plan	Issuer

For	For	3. Ratification of auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

3D Systems Corporation	5/15/07	88554D 20 5	TDSC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3
For	For	Director 4
For	For	Director 5
For	For	Director 6
For	For	Director 7

For	For	2. Ratification of auditors	Issuer

PROXY VOTING RECORD

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

YRC Worldwide	5/17/07	984249 10 2	YRCW

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
		1. Directors	Issuer
For	For	Director 1
For	For	Director 2
For	For	Director 3
For	For	Director 4
For	For	Director 5
For	For	Director 6
For	For	Director 7
For	For	Director 8
For	For	Director 9

For	For	2. Approval of the company's annual incentive bonus program for senior executive officers.	Issuer

For	For	3. Ratification of auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky
Principal Executive Officer

Date     July 15, 2007
* Print the name and title of each signing officer under his or her signature.

Villere Balanced Fund
A Series of Professionally Managed Portfolios
Form N-PX 2007